UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road
         Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $355,847 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR TRANSPORT SERVICES GRP I   COM              00922R105       59    13300 SH       SOLE                        0        0    13300
EXXON MOBIL CORP               COM              30231G102      919    10046 SH       SOLE                        0        0    10046
GENERAL ELECTRIC CO            COM              369604103      990    43590 SH       SOLE                        0        0    43590
ISHARES TR                     RUSL 2000 VALU   464287630      789    10666 SH       SOLE                    10666        0        0
ISHARES TR                     RUSSELL 3000     464287689     1235    14557 SH       SOLE                    14557        0        0
PROCTER & GAMBLE CO            COM              742718109    18312   264017 SH       SOLE                        0        0   264017
SIGNET JEWELERS LIMITED        SHS              G81276100      733    15034 SH       SOLE                        0        0    15034
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      737     8159 SH       SOLE                     8159        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    47621   702892 SH       SOLE                   702892        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    36985   569279 SH       SOLE                   569279        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    28867   398722 SH       SOLE                   398722        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   136260  1850108 SH       SOLE                  1850108        0        0
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      547    10631 SH       SOLE                    10631        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    81793  2487636 SH       SOLE                  2487636        0        0